Benefit Plans - Target Asset Allocation Percentages (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Benefit Plan
Actuarial long term rate on plan assets	7.00%
Large-Cap stocks
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 68%	Not to exceed 68%
Small-Cap stocks
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
Mid-Cap stocks
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
International equity securities
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 30%	Not to exceed 30%
Fixed income investments
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 35%	Not to exceed 35%
Alternative investments
Benefit Plan
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 19%	Not to exceed 19%